Subsequent Events (Details)		Aug. 26, 2025 HKD ($)	Aug. 15, 2025 HKD ($) subsidiary shares	Aug. 15, 2025 USD ($) subsidiary $ / shares shares	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Subsequent Event [Line Items]
Common stock, value, issued	[1]				$ 3,900	$ 500	$ 3,900
Subsequent event
Subsequent Event [Line Items]
Number of subsidiaries established | subsidiary			2	2
Subsequent event | Unsecured debt | Loan agreement
Subsequent Event [Line Items]
Debt Instrument, face amount		$ 1,000,000
Rate of interest on loan		5.00%
Subsequent event | CAT Strategy Limited
Subsequent Event [Line Items]
Common stock, value, issued			$ 1	$ 0.01
Subsequent event | Master Info Limited
Subsequent Event [Line Items]
Common stock, value, issued				$ 1
Common stock, shares, authorized (in shares) | shares			50,000	50,000
Common stock, par value per share (in USD per share) | $ / shares				$ 1

[1]	Giving retroactive effect to the 8 to 1 share consolidation effected on July 10, 2025. See Note 13 for additional information.